Acquisitions - Allocation of The Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 02, 2017	Feb. 25, 2017	Jun. 02, 2016	Feb. 27, 2016	Nov. 17, 2015	Feb. 28, 2015	Jan. 30, 2015
Business Acquisition [Line Items]
Goodwill	$ 1,183.3	$ 1,167.8		$ 1,131.1		$ 1,013.8
AP Transaction
Business Acquisition [Line Items]
Cash					$ 1.7
Current assets, including $1.7 million in acquired cash					51.1
Property and equipment					133.9
Intangible assets					67.1
Total assets acquired					252.1
Current liabilities					2.3
Capital lease obligations					71.7
Other long-term liabilities					16.2
Total liabilities assumed					90.2
Net assets purchased					161.9
Goodwill					130.8
Total purchase consideration					$ 292.7
Safeway
Business Acquisition [Line Items]
Cash							$ 2,202.9
Receivables							348.4
Inventories							2,493.7
Other current assets							614.1
Property and equipment							8,102.4
Intangible assets							3,102.2
Other assets							719.7
Total assets acquired							17,583.4
Current liabilities							2,984.8
Capital lease obligations							514.2
Long-term debt							2,470.3
Long-term deferred income taxes							1,817.1
Other long-term liabilities							2,205.0
Total liabilities assumed							9,991.4
Net assets purchased							7,592.0
Goodwill							942.4
Total purchase consideration							$ 8,534.4
Haggen
Business Acquisition [Line Items]
Inventories			$ 31.8
Other current assets			2.5
Property and equipment			89.9
Intangible assets			31.4
Total assets acquired			155.6
Capital lease obligations			35.2
Other long-term liabilities			22.7
Total liabilities assumed			57.9
Net assets purchased			97.7
Goodwill			16.1
Total purchase consideration			$ 113.8